Share-based compensation (Huya's share-based awards - Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Huya 2017 Share Incentive Plan [Member] | Employees [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	5,918,353	11,737,705
Huya 2017 Share Incentive Plan [Member] | Non Employee [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	220,000
Share based Compensation Arrangements By Share Based Payments Awards Options Grants in the Period Non Employees	220,000
Maximum [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	28,394,117	17,647,058